Note 12 - Subsequent Events (Details Textual)				1 Months Ended	9 Months Ended
	Nov. 11, 2021 USD ($)	Oct. 22, 2021 USD ($)	Oct. 18, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 26, 2021 USD ($)	Apr. 16, 2020 USD ($)
Payments to Acquire Property, Plant, and Equipment, Total					$ 2,550,714	$ (0)
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held, Total								1
Derivative, Notional Amount					$ 30,000,000.0			$ 30,000,000.0
Derivative, Fixed Interest Rate								0.78%
Subsequent Event [Member] | Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held, Total							1
Derivative, Notional Amount							$ 10,000,000.0
Derivative, Fixed Interest Rate							1.09%
Subsequent Event [Member] | MV Jonathan P [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 25,500,000
Time Charter Contracts, Term (Year)			3 years
Charter Equivalent Rate Per Day			$ 26,662
Subsequent Event [Member] | M/V Marcos V [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 40,000,000
Time Charter Contracts, Term (Year)	3 years
Charter Equivalent Rate Per Day	$ 42,200
Charter Equivalent Rate Per Day, Extension Option	$ 15,000
Subsequent Event [Member] | Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Face Amount				$ 16,500,000
Debt Instrument Number of Quarterly Payments				16
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 4,340,000
Subsequent Event [Member] | Term Sheet, Piraeus S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				2.60%
Subsequent Event [Member] | Term Sheet, Piraeus S.A. [Member] | M/V "Aegean Express" and M/V "Corfu" [Member]
Debt Instrument, Amount Available for Borrowing if Less than Face Amount, Percent of Vessels' Market Value				50.00%
Subsequent Event [Member] | Term Sheet, Piraeus S.A., First Four Installments [Member]
Debt Instrument, Periodic Payment, Total				$ 1,500,000
Subsequent Event [Member] | Term Sheet, Piraeus S.A., Eleven Installments [Member]
Debt Instrument, Periodic Payment, Total				$ 560,000
Subsequent Event [Member] | Term Loan, HSBC Bank plc [Member]
Debt Instrument, Face Amount		$ 15,000,000
Debt Instrument, Amount Available for Borrowing if Less than Face Amount, Percent of Vessels' Market Value		59.90%
Debt Instrument Number of Quarterly Payments		12
Debt Instrument, Periodic Payment, Total		$ 1,100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 1,800,000
Subsequent Event [Member] | Term Loan, HSBC Bank plc [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.35%